VENDOR NOTES RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended
	Dec. 16, 2016	Dec. 31, 2016	Dec. 22, 2016	Oct. 24, 2016
Original principal			$ 1,875,000
Purchase of promissory note	$ 1,035,000
Mansfield L.L.C
Note receivable	1,035,000	$ 1,035,000
Original principal	900,000
Mansfield L.L.C | Note payable related party [Member]
Purchase of promissory note	$ 1,035,000
Western Alliance Bank
Note receivable		1,910,993		$ 1,910,993
Notes Receivable Net		$ 1,550,000		$ 1,550,000